                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-05039
                  ---------------------------------------------

                         CREDIT SUISSE FIXED INCOME FUND
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
       ------------------------------------------------------------------
       (Address of Principal Executive Offices)                (Zip Code)

                                Hal Liebes, Esq.
                         Credit Suisse Fixed Income Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

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ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)


- CREDIT SUISSE
  FIXED INCOME FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    May 18, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the share classes of Credit Suisse Fixed Income Fund(1) (the "Fund") generated returns as follows: Common shares gained 1.36%, Advisor shares gained 1.11%, Class A shares (without sales charge) gained 1.23%(2), Class B shares (without sales charge) gained 0.86%(2), and Class C shares (without sales charge) also gained 0.86%(2). By contrast, the Lehman Brothers U.S. Aggregate Bond Index(3) gained 1.25%.

   As we see it, activity in the fixed income market during the Fund's fiscal half-year can be viewed as having occurred in two distinct periods. Sentiment and perceptions were fairly consistent in November through March, and then shifted abruptly in April. In each case, expectations regarding the directional trend of interest rates appeared to be the key influence on market returns.

   The November-March period was generally characterized by stable-to-falling bond yields even as the economic backdrop continued to strengthen. While many indicators of economic activity prompted jitters that the Federal Reserve (the "Fed") might raise rates, the collective impact of others (I.E., low inflation, weak jobs growth, high productivity) seemed to leave enough slack in the economy for rates to remain unchanged. Prices of Treasury securities -- which tend to set the tone for bonds generally -- additionally benefited from significant purchases by foreign central banks and risk aversion in response to terrorist attacks in Spain and the Middle East.

   All of this changed rapidly, however, with the release of the March payroll report on April 2. This better-than-expected employment report, coupled with rising inflation metrics, a surge in oil prices, and remarks by Fed Chairman Alan Greenspan, was widely interpreted as signaling that the Fed would most likely be compelled to tighten monetary policy. Investors re-evaluated their interest-rate expectations and began to sell bonds aggressively. By the end of April, yields had risen sharply across the maturity spectrum.

   We attribute the Fund's performance versus that of the broad fixed income market (as represented by the Fund's benchmark) in the half-year mainly to several aspects of our strategy. On the positive side:

   - We generated good relative performance in investment-grade corporates, which achieved better returns than the benchmark. Our approach here consisted of having an overweight (I.E., above-benchmark) allocation, as well as emphasizing comparatively lower-quality issues, which fared especially well.

   - We held exposure to high yield corporates, which greatly outperformed the investment-grade universe as a whole.

   - We enjoyed good security selection in mortgage-backed securities. Specifically, we focused on identifying pools of mortgage loans that we felt offered more desirable prepayment characteristics than the MBS market in aggregate.

   The most negative contribution to the Fund's overall return came from our duration positioning. We chose to keep the portfolio's average duration (I.E., a measure of its sensitivity to interest rates) somewhat lower than that of the benchmark, out of concern that rising economic activity might push bond yields higher. As we have described, though, yields declined in much of the period, and the Fund's relative return was affected accordingly.

Credit Suisse Fixed Income Management Team

Jo Ann Corkran
Michael Buchanan
Kevin D. Barry
Suzanne E. Moran
Craig Ruch
David N. Fisher

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                                                     SINCE      INCEPTION
                                             1 YEAR      5 YEARS      10 YEARS     INCEPTION      DATE
                                           ----------   ----------   ----------   ----------   ----------
Common Class                                  6.74%        5.37%        6.30%        7.11%       8/17/87
Advisor Class                                 6.21%        5.06%          --         5.87%        7/3/96
Class A Without Sales Charge                  6.47%          --           --         3.89%       7/31/01
Class A With Maximum Sales Charge             1.41%          --           --         2.02%       7/31/01
Class B Without CDSC                          5.68%          --           --         3.11%       7/31/01
Class B With Maximum CDSC                     1.68%          --           --         2.40%       7/31/01
Class C Without CDSC                          5.79%          --           --         3.08%       7/31/01
Class C With Maximum CDSC                     4.79%          --           --         3.08%       7/31/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                                                     SINCE      INCEPTION
                                             1 YEAR      5 YEARS      10 YEARS     INCEPTION      DATE
                                           ----------   ----------   ----------   ----------   ----------
Common Class                                  2.36%        4.74%        6.14%        6.91%       8/17/87
Advisor Class                                 1.85%        4.45%          --         5.44%        7/3/96
Class A Without Sales Charge                  2.20%          --           --         2.81%       7/31/01
Class A With Maximum Sales Charge            (2.69)%         --           --         1.01%       7/31/01
Class B Without CDSC                          1.34%          --           --         2.00%       7/31/01
Class B With Maximum CDSC                    (2.61)%         --           --         1.32%       7/31/01
Class C Without CDSC                          1.44%          --           --         1.97%       7/31/01
Class C With Maximum CDSC                     0.45%          --           --         1.97%       7/31/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was -3.56%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -3.13%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -0.14%.
(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Inc.; the Standard & Poor's Division of The McGraw-Hill Companies, Inc.; or Fitch IBCA Inc. Investors cannot invest directly in an index.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY      RATE%          VALUE
    ------                                                             ----------------   ----------   ----------   --------------
CORPORATE BONDS (32.1%)
AEROSPACE & DEFENSE (1.1%)
   $   760   Goodrich Corp., Notes                                      (BBB- , Baa3)       04/15/08        7.500   $      848,395
       325   L-3 Communications Corp., Global Company
              Guaranteed Notes
              (Callable 07/15/08 @ $103.06)                              (BB- , Ba3)        07/15/13        6.125          325,000
       560   Lockheed Martin Corp., Bonds                                (BBB , Baa2)       12/01/29        8.500          710,802
                                                                                                                    --------------
                                                                                                                         1,884,197
                                                                                                                    --------------

AUTOMOBILE MANUFACTURERS (0.2%)
       335   General Motors Corp., Global Debentures                     (BBB , Baa1)       07/15/33        8.375          363,347
                                                                                                                    --------------

AUTOMOBILE PARTS & EQUIPMENT (0.1%)
       170   Collins & Aikman Products Corp., Company
              Guaranteed Notes
              (Callable 06/16/04 @ $100.00)                                (B- , B3)        04/15/06       11.500          169,150
                                                                                                                    --------------

CHEMICALS (0.2%)
       155   Huntsman International LLC, Global Company
              Guaranteed Notes
              (Callable 03/01/06 @ $104.94)                                (B- , B3)        03/01/09        9.875          173,213
       180   Lyondell Chemicals Co., Global Company
              Guaranteed Notes
              (Callable 06/01/08 @ $105.25)                                (B+ , B1)        06/01/13       10.500          198,000
                                                                                                                    --------------
                                                                                                                           371,213
                                                                                                                    --------------

COMMERCIAL SERVICES (0.4%)
       270   Erac USA Finance Co., Rule 144A, Notes++                     (BBB+ , Baa1)     05/15/06        6.625          288,697
       335   Iron Mountain, Inc., Company Guaranteed
              Notes (Callable 04/01/06 @ $104.31)                          (B , B3)         04/01/13        8.625          360,125
                                                                                                                    --------------
                                                                                                                           648,822
                                                                                                                    --------------

COSMETICS/PERSONAL CARE (0.3%)
       620   Procter & Gamble Co., Bonds**                                (AA- , Aa3)       02/01/34        5.500          588,264
                                                                                                                    --------------

DIVERSIFIED FINANCIALS (7.7%)
       700   Capital One Bank, Subordinated Notes                        (BB+ , Baa3)       06/13/13        6.500          731,364
       480   Citigroup, Inc., Global Notes                               (AA- , Aa1)        05/05/14        5.125          476,617
       320   Countrywide Home Loans, Inc., Global
              Company Guaranteed Notes                                     (A , A3)         06/15/04        6.850          321,978
     1,035   Countrywide Home Loans, Inc., Global Notes                    (A , A3)         12/19/07        4.250        1,052,877
       235   Countrywide Home Loans, Inc., Series MTNL,
              Global Company Guaranteed Notes                              (A , A3)         03/22/11        4.000          222,126
       745   FMR Corp., Rule 144A, Notes++                                (AA , Aa3)        03/01/13        4.750          724,968
       635   Ford Motor Credit Co., Global Bonds                          (BBB- , A3)       02/01/11        7.375          679,925
       540   Ford Motor Credit Co., Global Notes                          (BBB- , A3)       02/01/06        6.875          571,812
       235   Ford Motor Credit Co., Global Notes                          (BBB- , A3)       10/28/09        7.375          254,315
     1,190   General Electric Capital Corp., Series MTNA,
              Global Notes**                                              (AAA , Aaa)       06/15/12        6.000        1,270,921
       245   General Motors Acceptance Corp.,
              Global Bonds                                                (BBB , A3)        11/01/31        8.000          259,320

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
CORPORATE BONDS
DIVERSIFIED FINANCIALS
   $   780   General Motors Acceptance Corp.,
              Series MTN, Notes                                           (BBB , A3)        12/10/07        4.375   $      780,293
       450   Glencore Funding LLC, Rule 144A, Company
              Guaranteed Notes++                                         (BBB , Baa3)       04/15/14        6.000          426,042
       375   Goldman Sachs Group, Inc., Global Bonds                      (A+ , Aa3)        01/15/11        6.875          417,826
     1,625   Household Finance Corp., Global Notes**                       (A , A1)         12/15/08        4.125        1,625,995
       470   Household Finance Corp., Global Notes                         (A , A1)         07/15/10        8.000          553,982
       680   Lehman Brothers Holdings, Inc.,
              Series MTNG, Global Notes                                    (A , A1)         11/30/10        4.375          668,286
       530   MBNA America Bank, Rule 144A,
              Subordinated Notes++                                       (BBB , Baa2)       03/15/08        6.750          584,099
       890   Merrill Lynch & Company, Inc., Series MTNO,
              Senior Unsubordinated Notes                                (A+ , Aa3)         02/03/14        5.000          866,180
       870   SLM Corp., Series MTNA, Notes                                 (A , A2)         01/15/09        4.000          865,318
        90   Textron Financial Corp., Global Notes                        (A- , A3)         06/01/07        5.875           97,104
       310   Textron Financial Corp., Series MTNE, Notes#                 (A- , A3)         10/06/06        1.460          310,880
                                                                                                                    --------------
                                                                                                                        13,762,228
                                                                                                                    --------------

ELECTRIC (4.9%)
       240   AES Corp., Senior Notes                                      (B- , B3)         06/01/09        9.500          258,000
       740   American Electric Power Company, Inc.,
              Series A, Global Notes                                     (BBB , Baa3)       05/15/06        6.125          787,339
       965   Cincinnati Gas & Electric Co., Notes                        (BBB , Baa1)       09/15/12        5.700          998,899
       315   CMS Energy Corp., Senior Notes                               (B+ , B3)         01/15/09        7.500          318,937
       695   Consolidated Edison Company of New York,
              Debentures                                                   (A , A1)         02/01/13        4.875          690,022
       285   Constellation Energy Group, Inc., Notes                    (BBB+ , Baa1)       04/01/07        6.350          306,460
       355   Dominion Resources, Inc., Series B, Global
              Senior Notes                                              (BBB+ , Baa1)       07/15/05        7.625          377,651
       410   Duke Energy Corp., First Mortgage Notes                     (BBB+ , A3)        10/01/15        5.300          404,599
       625   Energy East Corp., Notes                                    (BBB , Baa2)       06/15/12        6.750          682,956
       669   FPL Group Capital, Inc., Company Guaranteed
              Notes                                                       (A- , A2)         09/15/06        7.625          738,469
       490   FPL Group Capital, Inc., Notes                               (A- , A2)         04/11/06        3.250          495,545
       690   Oncor Electric Delivery Co., Global Secured
              Notes**                                                    (BBB , Baa1)       05/01/32        7.000          749,589
       850   Pacific Gas & Electric Co., First Mortgage Notes            (BBB , Baa2)       03/01/34        6.050          806,528
       480   Pinnacle West Capital Corp., Senior Notes
              (Callable 11/01/04 @ $100.00)#                            (BBB- , Baa2)       11/01/05        1.990          480,556
       550   Progress Energy, Inc., Senior Notes                         (BBB- , Baa2)      03/01/06        6.750          587,848
                                                                                                                    --------------
                                                                                                                         8,683,398
                                                                                                                    --------------

ENTERTAINMENT (0.4%)
       160   AMC Entertainment, Inc., Senior Subordinated
              Notes (Callable 02/01/05 @ $103.17)                        (CCC+ , Caa1)      02/01/11        9.500          168,000

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
CORPORATE BONDS
ENTERTAINMENT
  $    350   International Speedway Corp., Rule 144A,
              Notes++                                                    (BBB- , Baa2)      04/15/14        5.400   $      348,005
       240   Six Flags, Inc., Global Senior Notes
              (Callable 02/01/06 @ $104.44)**                              (B- , B2)        02/01/10        8.875          245,400
                                                                                                                    --------------
                                                                                                                           761,405
                                                                                                                    --------------

ENVIRONMENTAL CONTROL (1.1%)
       265   Allied Waste North America, Inc., Rule 144A,
              Senior Notes (Callable 04/15/09 @ 103.69)++                  (B+ , B2)        04/15/14        7.375          264,337
       235   Allied Waste North America, Inc., Series B,
              Global Company Guaranteed Notes                             (BB- , Ba3)       04/01/08        8.875          262,025
       625   Waste Management, Inc., Global Company
              Guaranteed Notes**                                         (BBB , Baa3)       05/15/32        7.750          719,340
       570   Waste Management, Inc., Senior Notes                        (BBB , Baa3)       08/01/10        7.375          648,818
                                                                                                                    --------------
                                                                                                                         1,894,520
                                                                                                                    --------------

FOOD (1.9%)
        37   Birds Eye Foods, Inc., Company Guaranteed
              Notes (Callable 11/01/04 @ $103.96)                         (B- , B3)         11/01/08       11.875           39,405
       445   ConAgra Foods, Inc., Notes**                               (BBB+ , Baa1)       09/15/11        6.750          492,243
       430   ConAgra Foods, Inc., Notes                                 (BBB+ , Baa1)       09/15/30        8.250          530,303
       650   General Mills, Inc., Global Notes                          (BBB+ , Baa2)       02/15/12        6.000          690,254
       620   Kellogg Co., Global Senior Notes                            (BBB , Baa2)       06/01/08        2.875          596,613
       770   Kellogg Co., Series B, Global Notes                         (BBB , Baa2)       04/01/11        6.600          856,518
       155   Land O' Lakes, Inc., Global Senior Notes
              (Callable 11/15/06 @ $104.38)**                              (B- , B3)         11/15/11        8.750          148,800
                                                                                                                    --------------
                                                                                                                         3,354,136
                                                                                                                    --------------

FOREST PRODUCTS, PAPER (0.2%)
       250   Georgia-Pacific Corp., Global Company
              Guaranteed Notes                                            (BB+ , Ba2)       02/01/10        8.875          290,000
                                                                                                                    --------------

GAS (0.8%)
       640   KeySpan Corp., Senior Notes                                   (A , A3)         11/15/30        8.000          796,163
       585   Sempra Energy, Notes                                       (BBB+ , Baa1)       12/01/05        6.950          621,465
                                                                                                                    --------------
                                                                                                                         1,417,628
                                                                                                                    --------------

HEALTHCARE PRODUCTS (0.5%)
       805   Baxter International, Inc., Notes**                          (A- , A3)         05/01/07        5.250          846,391
                                                                                                                    --------------

HOME BUILDERS (0.6%)
       765   Centex Corp., Senior Notes                                  (BBB , Baa2)       05/15/14        5.700          760,661
       310   D.R. Horton, Inc., Company Guaranteed Notes                  (BB+ , Ba1)       12/01/07        7.500          339,450
                                                                                                                    --------------
                                                                                                                         1,100,111
                                                                                                                    --------------

HOUSEHOLD PRODUCTS (0.1%)
       160   Johnsondiversey, Inc., Series B, Global Company
              Guaranteed Notes
              (Callable 05/15/07 @ $104.81)                                (B , B2)         05/15/12        9.625          176,000
                                                                                                                    --------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
CORPORATE BONDS
INSURANCE (2.5%)
   $ 2,190   American International Group, Inc., Global
              Notes#                                                      (AAA , Aaa)       05/15/13        4.250   $    2,056,342
       460   Florida Windstorm Underwriting Association,
              Rule 144A, Senior Notes++                                    (A- , A3)        08/25/07        6.850          513,415
     1,010   MetLife, Inc., Senior Notes                                   (A , A2)         11/24/13        5.000          996,457
       920   Nationwide Mutual Insurance Co., Rule 144A,
              Bonds (Callable 04/15/14 @ 100.00)++                         (A- , A2)        04/15/34        6.600          884,459
                                                                                                                    --------------
                                                                                                                         4,450,673
                                                                                                                    --------------

IRON & STEEL (0.1%)
       105   AK Steel Corp., Company Guaranteed Notes
              (Callable 02/15/05 @ $102.65)**                              (B+ , B3)        02/15/09        7.875           97,125
                                                                                                                    --------------

LEISURE TIME (0.1%)
       100   Hard Rock Hotel, Inc., Global Notes
              (Callable 06/01/08 @ $104.44)                                (B , B3)         06/01/13        8.875          106,000
                                                                                                                    --------------

LODGING (0.7%)
       215   Boyd Gaming Corp., Global Company Guaranteed
              Notes (Callable 08/01/05 @ $104.63)                         (BB- , Ba3)       08/01/09        9.250          240,531
        90   Boyd Gaming Corp., Global Senior Subordinated
              Notes (Callable 04/15/07 @ $104.38)                          (B+ , B1)        04/15/12        8.750           99,450
       360   Caesars Entertainment, Inc., Global Senior Notes             (BB+ , Ba1)       04/15/13        7.000          379,800
       340   MGM Mirage, Inc., Company Guaranteed Notes**                 (BB- , Ba2)       02/01/11        8.375          377,400
       340   Windsor Woodmont Black Hawk, Series B, First
              Mortgage Notes (Callable 06/16/04 @ $104.33)~                (NR , NR)        03/15/05       13.000          222,700
                                                                                                                    --------------
                                                                                                                         1,319,881
                                                                                                                    --------------

MEDIA (3.1%)
     1,275   Comcast Cable Communications Holdings, Inc.,
              Global Company Guaranteed Notes                            (BBB , Baa3)       03/15/13        8.375        1,523,705
        10   Comcast Cable Communications, Inc., Senior
              Notes**                                                    (BBB , Baa3)       01/30/11        6.750           10,974
       325   Cox Communications, Inc., Notes                             (BBB , Baa2)       06/15/05        6.875          341,255
       260   CSC Holdings, Inc., Series B, Senior Notes**                 (BB- , B1)        07/15/09        8.125          278,850
       240   Dex Media East LLC, Global Company
              Guaranteed Notes
              (Callable 11/15/06 @ $104.94)                                (B , B3)         11/15/09        9.875          270,300
       550   Liberty Media Corp., Global Senior Notes#                   (BBB- , Baa3)      09/17/06        2.610          560,001
       200   Mediacom LLC/Capital Corp., Senior Notes
              (Callable 01/15/06 @ $104.75)**                             (B+ , B2)         01/15/13        9.500          200,000
       425   News America Holdings, Inc., Company
              Guaranteed Notes**                                         (BBB- , Baa3)      02/01/13        9.250          540,354
       700   News America, Inc., Company Guaranteed Notes                (BBB- , Baa3)      11/30/28        7.625          795,467
       160   PRIMEDIA, Inc., Global Company Guaranteed
              Notes (Callable 05/15/06 @ $104.44)                          (B , B3)         05/15/11        8.875          163,600

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
CORPORATE BONDS
MEDIA

   $   695   Time Warner, Inc., Global Company Guaranteed
              Notes                                                     (BBB+ , Baa1)       04/15/31        7.625   $      762,884
                                                                                                                    --------------
                                                                                                                         5,447,390
                                                                                                                    --------------

MINING (0.2%)
       365   Phelps Dodge Corp., Bonds                                  (BBB- , Baa3)       03/15/34        6.125          345,862
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING (0.4%)
       810   Textron, Inc., Senior Notes**                                (A- , A3)         08/01/10        4.500          807,711
                                                                                                                    --------------

OIL & GAS (0.5%)
       172   Chesapeake Energy Corp., Senior Notes
              (Callable 01/15/09 @ $103.44)                              (BB- , Ba3)        01/15/16        6.875          175,440
       285   Premcor Refining Group, Inc., Company
              Guaranteed Notes (Callable 05/01/09 @ 103.38)              (BB- , Ba3)        05/01/14        6.750          285,000
       455   SEACOR Holdings, Inc., Notes                                (BBB , Baa3)       10/01/12        5.875          461,899
                                                                                                                    --------------
                                                                                                                           922,339
                                                                                                                    --------------

PACKAGING & CONTAINERS (0.6%)
       125   Owens-Brockway Glass Containers, Global
              Company Guaranteed Notes
              (Callable 02/15/06 @ $104.44)                               (BB- , B2)        02/15/09        8.875          136,406
       270   Owens-Illinois, Inc., Debentures                             (B , Caa1)        05/15/10        7.500          264,600
       235   Sealed Air Corp., Rule 144A, Notes++                        (BBB , Baa3)       05/15/09        6.950          261,490
       385   Sealed Air Corp., Rule 144A, Senior Notes++                 (BBB , Baa3)       04/15/08        5.375          401,077
                                                                                                                    --------------
                                                                                                                         1,063,573
                                                                                                                    --------------

PIPELINES (0.2%)
       160   El Paso Corp., Global Notes                                (CCC+ , Caa1)       06/15/12        7.875          141,600
       240   Williams Companies, Inc., Global Notes**                     (B+ , B3)         03/15/12        8.125          262,200
                                                                                                                    --------------
                                                                                                                           403,800
                                                                                                                    --------------
REAL ESTATE (0.7%)
       675   EOP Operating LP, Notes                                    (BBB+ , Baa1)       06/15/04        6.500          678,908
       500   EOP Operating LP, Senior Notes                             (BBB+ , Baa1)       02/15/05        6.625          517,735
                                                                                                                    --------------
                                                                                                                         1,196,643
                                                                                                                    --------------
REAL ESTATE INVESTMENT TRUST (0.1%)
       160   Host Marriott LP, Global Senior Notes
              (Callable 11/01/08 @ $103.56)                               (B+ , Ba3)        11/01/13        7.125          163,200
                                                                                                                    --------------

RETAIL (0.5%)
       845   Target Corp., Notes                                           (A+ , A2)        08/15/10        7.500          983,119
                                                                                                                    --------------

SEMICONDUCTOR (0.1%)
       225   Amkor Technology, Inc., Global Senior Notes                   (B , B1)         02/15/08        9.250          241,875
                                                                                                                    --------------

TELECOMMUNICATIONS (1.8%)
       160   AT&T Corp., Global Senior Notes                             (BBB , Baa2)       11/15/31        8.750          169,787
       160   AT&T Wireless Services, Inc., Global
              Senior Notes                                               (BBB , Baa2)       03/01/31        8.750          195,758

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
CORPORATE BONDS
TELECOMMUNICATIONS
   $   350   Nextel Communications, Inc., Senior Notes
              (Callable 03/15/09 @ $102.98)                                (BB , B2)        03/15/14        5.950   $      330,750
       655   Sprint Capital Corp., Global Company Guaranteed
              Notes**                                                    (BBB- , Baa3)      03/15/32        8.750          784,687
       565   Verizon Global Funding Corp., Global Notes**                  (A+ , A2)        06/15/12        6.875          627,493
       410   Verizon Global Funding Corp., Global Notes                    (A+ , A2)        06/15/32        7.750          471,220
       650   Verizon Wireless Capital LLC, Global Notes                    (A+ , A3)        12/15/06        5.375          686,308
                                                                                                                    --------------
                                                                                                                         3,266,003
                                                                                                                    --------------
TOTAL CORPORATE BONDS (Cost $56,282,107)                                                                                57,126,004
                                                                                                                    --------------

ASSET BACKED SECURITIES (18.2%)
     2,200   Aesop Funding II LLC, Series 2003-2A,
              Class A2#                                                   (AAA , Aaa)       06/20/07        1.350        2,206,911
     1,556   Ameriquest Mortgage Securities, Inc.,
              Series 2003-AR2, Class A4#                                  (AAA , Aaa)       05/25/33        1.450        1,559,596
     1,800   Capital One Master Trust, Series 2001-1,
              Class A#                                                    (AAA , Aaa)       12/15/10        1.300        1,810,608
       900   Chase Credit Card Master Trust, Series 2001-1,
              Class A#                                                    (AAA , Aaa)       06/15/07        1.270          901,266
     1,800   Chase Credit Card Master Trust, Series 2003-2,
              Class A#                                                    (AAA , Aaa)       07/15/10        1.210        1,804,585
       125   Chase Funding Mortgage Loan, Series 2002-2,
              Class 1A4                                                   (AAA , Aaa)       08/25/28        4.877          127,949
     2,245   Citibank Credit Card Issuance Trust,
              Series 2002-A9, Class A9#                                   (AAA , Aaa)       12/17/07        1.150        2,247,256
       486   CNH Equipment Trust, Series 2002-A, Class A3#                (AAA , Aaa)       07/17/06        1.350          486,329
     1,133   Countrywide Home Equity Loan Trust,
              Series 2002-C, Class A#                                     (AAA , Aaa)       05/15/28        1.340        1,134,232
       105   DaimlerChrysler Master Owner Trust,
              Series 2002-A, Class A#                                     (AAA , Aaa)       05/15/07        1.160          105,132
     2,245   Discover Card Master Trust I, Series 2003-4,
              Class A1#                                                   (AAA , Aaa)       05/15/11        1.210        2,249,912
        50   DLJ Acceptance Trust, Series 1989-1, Class F                 (AAA , Aaa)       08/01/19       11.000           56,648
       500   Embarcadero Aircraft Securitization Trust,
              Series 2000-A, Class A1#                                     (BB , B2)        08/15/25        1.580          230,000
     2,245   First USA Credit Card Master Trust,
              Series 2001-1, Class A#                                     (AAA , Aaa)       09/19/08        1.250        2,251,839
       370   First USA Credit Card Master Trust,
              Series 2001-4, Class A#                                     (AAA , Aaa)       01/12/09        1.240          370,867
     1,800   Fleet Credit Card Master Trust, Series 2002-B,
              Class A#                                                    (AAA , Aaa)       04/15/10        1.240        1,805,453
       130   Ford Credit Floorplan Master Owner Trust,
              Series 2001-1, Class A#                                     (AAA , Aaa)       07/17/06        1.190          130,020
       158   GE Capital Mortgage Services, Inc.,
              Series 1998-HE1, Class A7#                                  (AAA , Aaa)       06/25/28        6.465          161,816

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
ASSET BACKED SECURITIES
   $   825   Greenpoint Home Equity Loan Trust,
              Series 2003-1, Class A#                                     (AAA , Aaa)       04/15/29        1.370     $      826,258
     2,245   MBNA Credit Card Master Note Trust,
              Series 2002-A4, Class A4#                                   (AAA , Aaa)       08/17/09        1.210        2,250,904
     2,515   MBNA Master Credit Card Trust, Series 1996-G,
              Class A#                                                    (AAA , Aaa)       12/15/08        1.280        2,525,486
     3,000   MBNA Master Credit Card Trust, Series 1998-G,
              Class A#                                                    (AAA , Aaa)       02/17/09        1.230        3,009,006
        95   Mortgage Lenders Network Home Equity Loan,
              Series 1998-2, Class A1#                                    (AAA , Aaa)       07/25/29        6.605           98,744
     2,245   SLM Student Loan Trust, Series 2003-1,
              Class A2#                                                   (AAA , Aaa)       06/17/13        1.150        2,246,330
       884   SLM Student Loan Trust, Series 2003-8,
              Class A1#                                                   (AAA , Aaa)       06/16/08        1.120          884,363
       245   Small Business Administration, Series 1992-20D,
              Class 1                                                     (AAA , Aaa)       04/01/12        8.200          266,189
       685   Vanderbilt Mortgage Finance, Series 1998-C,
              Class 1B1                                                  (BBB , Baa1)       02/07/15        6.970          699,600
                                                                                                                    --------------
TOTAL ASSET BACKED SECURITIES (Cost $32,576,378)                                                                        32,447,299
                                                                                                                    --------------

MORTGAGE-BACKED SECURITIES (54.0%)
     4,635   Bear Stearns Commercial Mortgage
              Securities, Inc., Series 2002-TOP6, Class A2               (AAA , Aaa)        10/15/36        6.460        5,072,961
     1,080   Fannie Mae Global Bonds^^                                   (AAA , Aaa)        11/15/30        6.625        1,203,834
     7,580   Fannie Mae Global Notes**                                   (AAA , Aaa)        02/15/09        3.250        7,349,682
     2,010   Fannie Mae Global Notes**                                   (AAA , Aaa)        05/15/11        6.000        2,185,877
        23   Fannie Mae Pool #004542                                     (AAA , Aaa)        12/01/08       12.000           25,538
         9   Fannie Mae Pool #035574                                     (AAA , Aaa)        10/01/08        8.750            9,399
       397   Fannie Mae Pool #124211#^^                                  (AAA , Aaa)        12/01/21        2.973          402,733
        94   Fannie Mae Pool #124790^^                                   (AAA , Aaa)        02/01/23        9.000          102,681
       109   Fannie Mae Pool #125136                                     (AAA , Aaa)        07/01/07        8.000          115,179
        43   Fannie Mae Pool #243876                                     (AAA , Aaa)        01/01/09        9.000           46,349
        89   Fannie Mae Pool #252492                                     (AAA , Aaa)        05/01/29        7.500           95,166
        56   Fannie Mae Pool #252874                                     (AAA , Aaa)        11/01/29        7.500           59,988
       430   Fannie Mae Pool #254702^^                                   (AAA , Aaa)        03/01/33        7.000          455,412
       113   Fannie Mae Pool #270674                                     (AAA , Aaa)        09/01/17        9.000          126,696
        22   Fannie Mae Pool #447109                                     (AAA , Aaa)        11/01/29        7.500           23,578
       141   Fannie Mae Pool #498569                                     (AAA , Aaa)        05/01/29        7.500          151,983
        22   Fannie Mae Pool #501931                                     (AAA , Aaa)        02/01/30        7.000           23,776
         5   Fannie Mae Pool #504305                                     (AAA , Aaa)        08/01/29        7.500            5,797
         7   Fannie Mae Pool #504338                                     (AAA , Aaa)        10/01/29        7.500            7,645
         8   Fannie Mae Pool #504669                                     (AAA , Aaa)        10/01/29        7.500            8,159
         5   Fannie Mae Pool #504672                                     (AAA , Aaa)        10/01/29        7.500            5,620
        12   Fannie Mae Pool #508801                                     (AAA , Aaa)        08/01/29        7.500           13,161
        22   Fannie Mae Pool #515542                                     (AAA , Aaa)        10/01/29        8.000           24,289
        30   Fannie Mae Pool #515943                                     (AAA , Aaa)        10/01/29        7.500           31,978
         6   Fannie Mae Pool #516832                                     (AAA , Aaa)        01/01/30        7.500            6,719

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
MORTGAGE-BACKED SECURITIES
   $    24   Fannie Mae Pool #517894                                     (AAA , Aaa)        03/01/30        7.500   $       25,240
         1   Fannie Mae Pool #521146                                     (AAA , Aaa)        12/01/29        7.000            1,379
         5   Fannie Mae Pool #521205                                     (AAA , Aaa)        12/01/29        7.500            5,814
        11   Fannie Mae Pool #521369                                     (AAA , Aaa)        12/01/29        7.000           12,140
         8   Fannie Mae Pool #523929                                     (AAA , Aaa)        11/01/29        7.500            8,971
         0   Fannie Mae Pool #524164(1)                                  (AAA , Aaa)        11/01/29        7.000               50
        34   Fannie Mae Pool #524946                                     (AAA , Aaa)        03/01/30        8.000           37,174
        16   Fannie Mae Pool #527587                                     (AAA , Aaa)        12/01/29        7.500           16,871
        13   Fannie Mae Pool #527805                                     (AAA , Aaa)        03/01/30        7.500           13,843
         7   Fannie Mae Pool #528289                                     (AAA , Aaa)        03/01/30        7.500            7,915
         3   Fannie Mae Pool #528800                                     (AAA , Aaa)        01/01/30        7.000            3,587
        85   Fannie Mae Pool #528803                                     (AAA , Aaa)        01/01/30        7.500           91,324
         2   Fannie Mae Pool #529210                                     (AAA , Aaa)        02/01/30        7.500            2,263
        27   Fannie Mae Pool #530172                                     (AAA , Aaa)        03/01/30        7.500           29,105
        21   Fannie Mae Pool #531075                                     (AAA , Aaa)        02/01/30        8.000           22,413
         3   Fannie Mae Pool #532011                                     (AAA , Aaa)        03/01/30        7.500            2,858
        85   Fannie Mae Pool #533033                                     (AAA , Aaa)        03/01/30        8.000           91,734
         8   Fannie Mae Pool #533091                                     (AAA , Aaa)        03/01/30        7.500            8,378
         2   Fannie Mae Pool #533421                                     (AAA , Aaa)        03/01/30        8.000            2,691
       129   Fannie Mae Pool #533440                                     (AAA , Aaa)        01/01/30        8.000          139,630
       128   Fannie Mae Pool #533714                                     (AAA , Aaa)        03/01/30        8.000          138,607
        17   Fannie Mae Pool #534125                                     (AAA , Aaa)        03/01/30        7.500           18,099
        43   Fannie Mae Pool #535083                                     (AAA , Aaa)        12/01/29        7.500           46,544
        23   Fannie Mae Pool #535159                                     (AAA , Aaa)        02/01/30        7.000           24,467
       123   Fannie Mae Pool #653373                                     (AAA , Aaa)        09/01/32        7.500          131,829
       259   Fannie Mae Pool #656862++++++                               (AAA , Aaa)        04/01/33        6.000          265,434
       852   Fannie Mae Pool #662830++++                                 (AAA , Aaa)        10/01/32        7.500          913,117
     2,069   Fannie Mae Pool #667742^^                                   (AAA , Aaa)        04/01/33        6.000        2,118,530
     1,557   Fannie Mae Pool #702130^^                                   (AAA , Aaa)        03/01/33        7.000        1,647,791
     1,894   Fannie Mae Pool #703443^^                                   (AAA , Aaa)        05/01/18        5.000        1,907,327
     1,925   Fannie Mae Pool #703444^^                                   (AAA , Aaa)        05/01/18        5.000        1,938,913
       330   Fannie Mae Pool #703598++++                                 (AAA , Aaa)        05/01/18        5.500          339,332
       416   Fannie Mae Pool #704142++++                                 (AAA , Aaa)        05/01/18        5.500          427,655
       289   Fannie Mae Pool #705651++++                                 (AAA , Aaa)        06/01/18        5.500          296,827
       310   Fannie Mae Pool #709515++++                                 (AAA , Aaa)        05/01/18        5.500          318,451
       655   Fannie Mae Pool #741351++++                                 (AAA , Aaa)        12/01/33        5.500          654,425
       886   Fannie Mae Pool #748560++++                                 (AAA , Aaa)        01/01/34        5.500          885,055
     1,852   Fannie Mae Pool #748643#^^                                  (AAA , Aaa)        09/01/33        4.189        1,871,706
       635   Fannie Mae Pool #757490                                     (AAA , Aaa)        01/01/34        5.500          634,408
     1,167   Fannie Mae Pool #759766^^                                   (AAA , Aaa)        02/01/34        5.500        1,165,369
     1,366   Fannie Mae Pool #763847^^                                   (AAA , Aaa)        02/01/34        5.500        1,363,828
     1,382   Fannie Mae Pool #769201^^                                   (AAA , Aaa)        01/01/34        6.500        1,438,931
     1,416   FHLMC TBA                                                   (AAA , Aaa)        05/03/19        5.000        1,425,735
     1,840   FNMA TBA                                                    (AAA , Aaa)        05/03/19        4.000        1,768,700
     2,730   FNMA TBA                                                    (AAA , Aaa)        05/03/19        4.500        2,687,344
     2,215   FNMA TBA                                                    (AAA , Aaa)        05/03/19        5.500        2,273,144
     1,745   FNMA TBA                                                    (AAA , Aaa)        05/03/19        6.000        1,820,253

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
MORTGAGE-BACKED SECURITIES
   $ 6,430   FNMA TBA                                                    (AAA , Aaa)        04/30/34        5.000   $    6,231,069
     7,419   FNMA TBA                                                    (AAA , Aaa)        04/30/34        5.500        7,402,767
     7,965   FNMA TBA                                                    (AAA , Aaa)        04/30/34        6.000        8,149,190
     3,680   FNMA TBA                                                    (AAA , Aaa)        04/30/34        6.500        3,830,652
     3,645   Freddie Mac Global Notes^^                                  (AAA , Aaa)        01/15/05        1.875        3,657,539
     7,755   Freddie Mac Global Notes**                                  (AAA , Aaa)        11/15/13        4.875        7,698,714
     1,851   Freddie Mac Pool #1B1275#^^                                 (AAA , Aaa)        10/01/33        4.228        1,856,319
       330   Freddie Mac Pool #292065^^                                  (AAA , Aaa)        04/01/17        8.500          360,266
       312   Freddie Mac Pool #606523#^^                                 (AAA , Aaa)        10/01/19        3.372          319,292
       893   Freddie Mac Pool #B11354^^                                  (AAA , Aaa)        12/01/18        5.000          899,939
         4   Ginnie Mae Pool #058985                                     (AAA , Aaa)        07/15/13       11.000            5,010
         7   Ginnie Mae Pool #068764                                     (AAA , Aaa)        09/15/13       12.000            8,780
        48   Ginnie Mae Pool #093401                                     (AAA , Aaa)        01/15/10        9.500           53,045
         2   Ginnie Mae Pool #296254                                     (AAA , Aaa)        09/15/20        9.500            2,006
       460   Ginnie Mae Pool #598105                                     (AAA , Aaa)        03/15/33        6.000          472,363
       498   Ginnie Mae Pool #598128                                     (AAA , Aaa)        03/15/33        6.000          510,556
       376   Ginnie Mae Pool #598145                                     (AAA , Aaa)        03/15/33        6.000          385,331
       253   Ginnie Mae Pool #600025                                     (AAA , Aaa)        03/15/33        6.000          259,420
       157   Ginnie Mae Pool #604170                                     (AAA , Aaa)        04/15/33        6.500          164,561
       333   Ginnie Mae Pool #604205                                     (AAA , Aaa)        04/15/33        6.500          347,992
     1,820   GNMA TBA                                                    (AAA , Aaa)        04/30/34        5.500        1,820,568
       290   GNMA TBA                                                    (AAA , Aaa)        04/30/34        6.000          297,340
     2,915   GNMA TBA                                                    (AAA , Aaa)        04/30/34        6.500        3,045,266
       341   LB-UBS Commercial Mortgage Trust,
              Series 2003-C3, Class A1                                   (AAA , Aaa)        05/15/27        2.599          333,448
       718   Master Adjustable Rate Mortgages Trust,
              Series 2003-6, Class 7A2                                   (AAA , Aaa)        12/25/33        3.861          715,941
       742   Master Adjustable Rate Mortgages Trust,
              Series 2003-6, Class 8A1                                   (AAA , Aaa)        12/25/33        4.587          751,273
                                                                                                                    --------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $96,923,095)                                                                     96,178,048
                                                                                                                    --------------

FOREIGN BONDS (4.6%)
BANKS (0.6%)
       915   Royal Bank of Scotland Group PLC, Series 3,
              Global Bonds (Callable 12/31/05 @ $100.00)
              (United Kingdom)                                             (A , A1)         11/29/49        7.816          989,015
                                                                                                                    --------------

BEVERAGES (0.2%)
       420   Diageo Finance BV, Global Company Guaranteed
              Notes (Netherlands)**                                        (A , A2)         04/01/11        3.875          399,453
                                                                                                                     --------------

ELECTRIC (0.2%)
       350   Compania Nacional de Transmision Electrica SA,
              Global Senior Notes (Chile)                                 (A- , Baa1)       04/15/11        7.875          397,970
                                                                                                                    --------------

HOLDING COMPANIES-DIVERSIFIED (0.5%)
       890  Pacificorp Australia, Rule 144A, Bonds
             (Australia)++                                                (AAA , Aaa)       01/15/08        6.150          949,099
                                                                                                                    --------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                                   RATINGS+
    (000)                                                                (S&P/MOODY'S)     MATURITY       RATE%         VALUE
    ------                                                             ----------------   ----------   ----------   --------------
FOREIGN BONDS
MEDIA (0.3%)
    $  425   Thomson Corp., Global Notes (Canada)                          (A- , A3)        01/05/12        6.200   $      460,037
                                                                                                                    --------------

MINING (0.2%)
       450   Corporacion Nacional del Cobre - Codelco,
              Rule 144A, Notes (Chile)++                                   (A , A2)         10/15/13        5.500          448,510
                                                                                                                    --------------

OIL & GAS (0.6%)
       600   Norsk Hydro ASA, Yankee Debentures (Norway)                   (A , A2)         06/15/23        7.750          714,031
         5   Norsk Hydro ASA, Yankee Debentures (Norway)                   (A , A2)         11/15/25        7.150            5,640
       250   Petroleos Mexicanos, Series REGS, Company
              Guaranteed Notes (Mexico)                                  (BBB- , Baa1)      06/01/07        9.000          283,268
                                                                                                                    --------------
                                                                                                                         1,002,939
                                                                                                                    --------------

SOVEREIGN (1.7%)
       660   Export-Import Bank of Korea, Rule 144A, Notes
              (South Korea)++                                              (A- , A3)        02/10/14        5.250          649,977
       985   Government of Russia, Series V, Debentures
              (Russia)                                                    (BB+ , Ba2)       05/14/08        3.000          859,412
        89   Republic of Philippines, Global Bonds
              (Philippines)                                               (BB , Ba2)        02/15/11        8.375           89,223
       460   Republic of Poland, Global Unsubordinated
              Notes (Poland)                                              (BBB+ , A2)       01/15/14        5.250          457,700
       550   United Mexican States, Global Notes (Mexico)                (BBB- , Baa2)      01/14/11        8.375          633,875
       300   United Mexican States, Global Notes (Mexico)                (BBB- , Baa2)      04/08/33        7.500          297,750
                                                                                                                    --------------
                                                                                                                         2,987,937
                                                                                                                    --------------

TELECOMMUNICATIONS (0.3%)
       500   Deutsche Telekom International Finance BV,
              Global Company Guaranteed Notes
              (Netherlands)#                                             (BBB+ , Baa2)      06/15/05        8.250          532,375
                                                                                                                    --------------
TOTAL FOREIGN BONDS (Cost $8,270,312)                                                                                    8,167,335
                                                                                                                    --------------

UNITED STATES TREASURY OBLIGATIONS (1.1%)
       780   United States Treasury Bonds**                               (AAA , Aaa)       02/15/23        7.125          949,346
        35   United States Treasury Bonds**                               (AAA , Aaa)       02/15/31        5.375           35,470
       710   United States Treasury Notes**                               (AAA , Aaa)       11/30/05        1.875          708,253
       340   United States Treasury Notes**                               (AAA , Aaa)       02/15/07        2.250          335,511
                                                                                                                    --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $2,103,817)                                                               2,028,580
                                                                                                                    --------------

   NUMBER OF
    SHARES
   ---------
COMMON STOCKS (0.0%)
FOOD (0.0%)
       105   Archibald Candy Corp.*^                                                                                         2,625
                                                                                                                    --------------

OIL & GAS SERVICES (0.0%)
     2,156   Southwest Royalties, Inc.*^                                                                                    75,460
                                                                                                                    --------------
TOTAL COMMON STOCKS (Cost $80,196)                                                                                          78,085
                                                                                                                    --------------

                 See Accompanying Notes to Financial Statements.

   NUMBER OF
     SHARES                                                                                 MATURITY       RATE%         VALUE
   ----------                                                                              ----------   ----------   --------------
PREFERRED STOCK (0.3%)
TELECOMMUNICATIONS (0.3%)
       400   Centaur Funding Corp., Series B,
              Rule 144A++(Cost $405,680)                                                                            $      507,750
                                                                                                                    --------------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
        65   Dayton Superior Corp., Rule 144A,
              strike $0.01, expires June 2009*++                                                                                 0
                                                                                                                    --------------

TELECOMMUNICATIONS (0.0%)
        40   GT Group Telecom, Inc., Rule 144A,
              strike $0.00, expires February 2010*++                                                                            30
        70   IWO Holdings, Inc., Rule 144A,
              strike $7.00, expires January 2011*++                                                                              1
                                                                                                                    --------------
                                                                                                                                31
                                                                                                                    --------------

TOTAL WARRANTS (Cost $3,300)                                                                                                    31
                                                                                                                    --------------
SHORT-TERM INVESTMENTS (27.4%)
29,613,378  State Street Navigator Prime Fund***                                                                        29,613,378

      PAR
     (000)
     -----
  $ 10,750   Fannie Mae Discount Notes^^                                                    05/05/04        0.960       10,748,853
     3,014   State Street Bank and Trust Co.
              Euro Time Deposit^^                                                           05/03/04        0.750        3,014,000
     5,415   United States Treasury Bills^^                                                 07/29/04        0.970        5,402,282
                                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $48,778,513)                                                                         48,778,513
                                                                                                                    --------------

   CONTRACTS
   ---------
OPTIONS PURCHASED (0.1%)
CALL OPTIONS (0.0%)
     1,650   Brazilian Real, expiring October 20, 2004                                                                      19,552
        21   S&P 500 Index, expiring June 19, 2004                                                                           8,280
                                                                                                                    --------------
                                                                                                                            27,832
                                                                                                                    --------------
PUT OPTIONS (0.1%)
         6   S&P 500 Index, expiring June 19, 2004                                                                         170,500
                                                                                                                    --------------
TOTAL OPTIONS PURCHASED (Cost $446,946)                                                                                    198,332
                                                                                                                    --------------

TOTAL INVESTMENTS AT VALUE (137.8%) (Cost $245,870,344)                                                                245,509,977
LIABILITIES IN EXCESS OF OTHER ASSETS (-37.8%)                                                                         (67,341,007)
                                                                                                                    --------------
NET ASSETS (100.0%)                                                                                                 $  178,168,970
                                                                                                                    ==============

OPEN OPTION CONTRACTS WRITTEN

                                              NUMBER OF  EXERCISE  EXPIRATION
NAME OF ISSUER                                CONTRACTS   PRICE       DATE         VALUE
--------------                                ---------  --------  ----------      -----
S&P 500 Call Option                               62     $  21.5   6/18/2004    $  133,300
S&P 500 Put Option                               310         4.2   6/19/2004       130,200
                                                                               -----------
                                                                               $   263,500
                                                                               ===========

                 See Accompanying Notes to Financial Statements.

                                INVESTMENT ABBREVIATIONS
                                  TBA = To Be Announced
                                   NR = Not Rated

+ Credit ratings given by The Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities amounted to a value of $7,251,956 or 4.07% of net assets.

++++     Collateral segregated for futures contracts.

++++++   A portion of the security is pledged as collateral for options written.

*        Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^       Collateral segregated for TBA securities.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2004.

**       Security or portion thereof is out on loan.

*** Represents security purchased with cash collateral received for securities on loan.

~        Bond is currently in default.

(1)      Par value of security held is less than $1,000

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities on loan
      of $29,613,378 (Cost $245,870,344) (Note 1)                                            $      245,509,977(1)
    Cash                                                                                                    853
    Receivable for investments sold                                                                   8,717,655
    Interest receivable                                                                               1,663,491
    Variation margin receivable (Note 1)                                                                194,594
    Receivable for fund shares sold                                                                     116,369
    Unrealized appreciation on forward currency contracts (Note 1)                                       54,749
    Prepaid expenses and other assets                                                                    60,301
                                                                                             ------------------
      Total Assets                                                                                  256,317,989
                                                                                             ------------------

LIABILITIES
    Advisory fee payable (Note 2)                                                                        26,542
    Administrative services fee payable (Note 2)                                                         35,198
    Shareholder servicing/Distribution fee payable (Note 2)                                              40,541
    Payable for investments purchased                                                                47,677,987
    Payable upon return of securities loaned                                                         29,613,378
    Outstanding options written, at value (premiums received $456,161) (Note 1)                         263,500
    Unrealized depreciation on forward currency contracts (Note 1)                                      186,236
    Payable for fund shares redeemed                                                                    127,416
    Dividend payable                                                                                     43,444
    Other accrued expenses payable                                                                      134,777
                                                                                             ------------------
      Total Liabilities                                                                              78,149,019
                                                                                             ------------------

NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                             18,174
    Paid-in capital (Note 5)                                                                        196,801,551
    Accumulated net investment loss                                                                    (136,879)
    Accumulated net realized loss on investments, futures
      contracts, options written and foreign currency transactions                                  (17,825,962)
    Net unrealized depreciation from investments, futures
      contracts, options written and foreign currency translations                                     (687,914)
                                                                                             ------------------
      Net Assets                                                                             $      178,168,970
                                                                                             ==================

COMMON SHARES
    Net assets                                                                               $      116,388,399
    Shares outstanding                                                                               11,873,510
                                                                                             ------------------
    Net asset value, offering price, and redemption price per share                          $             9.80
                                                                                             ==================

ADVISOR SHARES
    Net assets                                                                               $       18,261,728
    Shares outstanding                                                                                1,862,838
                                                                                             ------------------
    Net asset value, offering price, and redemption price per share                          $             9.80
                                                                                             ==================

                 See Accompanying Notes to Financial Statements.

A SHARES
    Net assets                                                                               $       31,297,755
    Shares outstanding                                                                                3,190,546
                                                                                             ------------------
    Net asset value and redemption price per share                                           $             9.81
                                                                                             ==================
    Maximum offering price per share (net asset value/(1-4.75%))                             $            10.30
                                                                                             ==================

B SHARES
    Net assets                                                                               $        8,351,222
    Shares outstanding                                                                                  852,069
                                                                                             ------------------
    Net asset value and offering price per share                                             $             9.80
                                                                                             ==================

C SHARES
    Net assets                                                                               $        3,869,866
    Shares outstanding                                                                                  394,867
                                                                                             ------------------
    Net asset value and offering price per share                                             $             9.80
                                                                                             ==================

(1) Including $29,035,072 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (Note 1)
    Interest                                                                                 $        3,699,750
    Dividends                                                                                            18,160
    Securities lending                                                                                    5,793
                                                                                             ------------------
      Total investment income                                                                         3,723,703
                                                                                             ------------------

EXPENSES
    Investment advisory fees (Note 2)                                                                   469,278
    Administrative services fees (Note 2)                                                               167,144
    Shareholder servicing/Distribution fees (Note 2)
      Advisor Class                                                                                      48,288
      Class A                                                                                            40,411
      Class B                                                                                            42,383
      Class C                                                                                            16,664
    Transfer agent fees (Note 2)                                                                        133,887
    Registration fees                                                                                    28,500
    Custodian fees                                                                                       26,483
    Printing fees (Note 2)                                                                               33,206
    Legal fees                                                                                           25,993
    Audit fees                                                                                           15,285
    Trustees' fees                                                                                        8,659
    Insurance expense                                                                                     9,119
    Commitment fees (Note 3)                                                                              2,832
    Miscellaneous expense                                                                                11,279
                                                                                             ------------------
      Total expenses                                                                                  1,079,411
    Less: fees waived (Note 2)                                                                         (274,675)
                                                                                             ------------------
      Net expenses                                                                                      804,736
                                                                                             ------------------
        Net investment income                                                                         2,918,967
                                                                                             ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                                3,821,362
    Net realized gain from futures contracts                                                            141,850
    Net realized gain from options written                                                              310,691
    Net realized gain on foreign currency transactions                                                  166,233
    Net change in unrealized appreciation (depreciation) from investments                            (4,220,068)
    Net change in unrealized appreciation (depreciation) from futures contracts                        (528,775)
    Net change in unrealized appreciation (depreciation) from options written                           192,661
    Net change in unrealized appreciation (depreciation) from foreign currency translations            (200,721)
                                                                                             ------------------
    Net realized and unrealized loss from investments, futures contracts,
      options written and foreign currency related items                                               (316,767)
                                                                                             ------------------
    Net increase in net assets resulting from operations                                     $        2,602,200
                                                                                             ==================

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX MONTHS
                                                                                             ENDED           FOR THE YEAR
                                                                                        APRIL 30, 2004           ENDED
                                                                                          (UNAUDITED)      OCTOBER 31, 2003
                                                                                      ------------------   ----------------
FROM OPERATIONS
  Net investment income                                                                 $      2,918,967   $      7,289,193
  Net realized gain from investments, futures contracts, options written
   and foreign currency transactions                                                           4,440,136          2,093,481
  Net change in unrealized appreciation (depreciation) from investments
   futures contracts, options written and foreign currency translations                       (4,756,903)         9,282,026
                                                                                        ----------------   ----------------
   Net increase in net assets resulting from operations                                        2,602,200         18,664,700
                                                                                        ----------------   ----------------

FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                                        (2,200,528)        (7,325,588)
   Advisor Class shares                                                                         (293,723)          (964,964)
   Class A shares                                                                               (531,284)          (194,085)
   Class B shares                                                                               (107,464)          (210,137)
   Class C shares                                                                                (41,704)           (39,650)
                                                                                        ----------------   ----------------
   Net decrease in net assets resulting from dividends                                        (3,174,703)        (8,734,424)
                                                                                        ----------------   ----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                                12,562,087         46,731,122
  Exchange value of shares due to merger                                                              --         34,014,898
  Reinvestment of dividends                                                                    2,866,040          7,957,336
  Net asset value of shares redeemed                                                         (30,751,616)      (134,917,568)
                                                                                        ----------------   ----------------
   Net decrease in net assets from capital share transactions                                (15,323,489)       (46,214,212)
                                                                                        ----------------   ----------------
  Net decrease in net assets                                                                 (15,895,992)       (36,283,936)

NET ASSETS
  Beginning of period                                                                        194,064,962        230,348,898
                                                                                        ----------------   ----------------
  End of period                                                                         $    178,168,970   $    194,064,962
                                                                                        ================   ================
  Accumulated Net Investment Income (Loss)                                              $       (136,879)  $        118,857
                                                                                        ================   ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX
                                             MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2004     ---------------------------------------------------------------
                                              (UNAUDITED)         2003         2002(1)       2001         2000         1999
                                            --------------     ----------    ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period      $         9.84     $     9.42    $    10.33   $     9.78   $     9.89   $    10.41
                                            --------------     ----------    ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                               0.16           0.37(2)       0.50         0.64         0.64         0.57
  Net gain (loss) on investments,
    futures contracts, options written
    and foreign currency related items
    (both realized and unrealized)                   (0.02)          0.49         (0.91)        0.55        (0.11)       (0.48)
                                            --------------     ----------    ----------   ----------   ----------   ----------
      Total from investment operations                0.14           0.86         (0.41)        1.19         0.53         0.09
                                            --------------     ----------    ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income               (0.18)         (0.44)        (0.50)       (0.64)       (0.64)       (0.57)
  Distributions from net realized gains                 --             --            --           --           --        (0.04)
                                            --------------     ----------    ----------   ----------   ----------   ----------
      Total dividends and distributions              (0.18)         (0.44)        (0.50)       (0.64)       (0.64)       (0.61)
                                            --------------     ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $         9.80     $     9.84    $     9.42   $    10.33   $     9.78   $     9.89
                                            ==============     ==========    ==========   ==========   ==========   ==========
      Total return(3)                                 1.36%          9.19%        (4.07)%      12.52%        5.59%        0.92%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s
    omitted)                                $      116,388     $  129,743    $  194,688   $  334,647   $  302,188   $  393,433
    Ratio of expenses to average
      net assets(4)                                   0.70%(5)       0.70%         0.70%        0.72%        0.77%        0.76%
    Ratio of net investment income
      to average net assets                           3.27%(5)       3.82%         4.90%        6.32%        6.53%        5.63%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                          0.29%(5)       0.28%         0.22%        0.13%        0.02%        0.04%
  Portfolio turnover rate                              150%           434%          385%         383%         247%         144%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratios after reflecting these arrangements were .75% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX
                                             MONTHS ENDED                      FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2004     ---------------------------------------------------------------
                                             (UNAUDITED)          2003         2002(1)       2001         2000         1999
                                            --------------     ----------    ----------   ----------   ----------   ----------
PER SHARE DATA
  Net asset value, beginning of period      $         9.84     $     9.42    $    10.33   $     9.78   $     9.89   $    10.41
                                            --------------     ----------    ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS
  Net investment income                               0.14           0.33(2)       0.47         0.62         0.62         0.54
  Net gain (loss) on investments, futures
    contracts, options written and foreign
    currency related items (both realized
    and unrealized)                                  (0.03)          0.49         (0.91)        0.55        (0.11)       (0.48)
                                            --------------     ----------    ----------   ----------   ----------   ----------
      Total from investment operations                0.11           0.82         (0.44)        1.17         0.51         0.06
                                            --------------     ----------    ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income               (0.15)         (0.40)        (0.47)       (0.62)       (0.62)       (0.54)
  Distributions from net realized gains                 --             --            --           --           --        (0.04)
                                            --------------     ----------    ----------   ----------   ----------   ----------
      Total dividends and distributions              (0.15)         (0.40)        (0.47)       (0.62)       (0.62)       (0.58)
                                            --------------     ----------    ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $         9.80     $     9.84    $     9.42   $    10.33   $     9.78   $     9.89
                                            ==============     ==========    ==========   ==========   ==========   ==========
      Total return(3)                                 1.11%          8.77%        (4.31)%      12.24%        5.33%        0.67%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)  $       18,262     $   19,990    $   25,650   $   42,633   $    6,804   $    6,817
    Ratio of expenses to average net
      assets(4)                                       1.20%(5)       1.09%         0.95%        0.96%        1.02%        1.01%
    Ratio of net investment income
      to average net assets                           2.77%(5)       3.42%         4.65%        5.86%        6.31%        5.38%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                          0.29%(5)       0.28%         0.22%        0.17%        0.02%        0.05%
  Portfolio turnover rate                              150%           434%          385%         383%         247%         144%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02%, and .01% for the years ended October 31, 2001, 2000, and 1999, respectively. The Advisor Class shares' net operating expense ratios after reflecting these arrangements were .95% for the year ended October 31, 2001, and 1.00% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004, and the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                              FOR THE SIX                 FOR THE YEAR
                                                              MONTHS ENDED              ENDED OCTOBER 31,
                                                             APRIL 30, 2004     -----------------------------------
                                                              (UNAUDITED)          2003        2002(1)     2001(2)
                                                             --------------     ----------    ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period                       $         9.85     $     9.42    $   10.33   $   10.26
                                                             --------------     ----------    ---------   ---------
INVESTMENT OPERATIONS
  Net investment income                                                0.15           0.18(3)      0.48        0.15
  Net gain (loss) on investments, futures contracts,
    options written and foreign currency related items
    (both realized and unrealized)                                    (0.03)          0.66        (0.91)       0.07
                                                             --------------     ----------    ---------   ---------
      Total from investment operations                                 0.12           0.84        (0.43)       0.22
                                                             --------------     ----------    ---------   ---------
LESS DIVIDENDS
  Dividends from net investment income                                (0.16)         (0.41)       (0.48)      (0.15)
                                                             --------------     ----------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                               $         9.81     $     9.85    $    9.42   $   10.33
                                                             ==============     ==========    =========   =========
      Total return(4)                                                  1.23%          9.03%       (4.27)%      2.13%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $       31,298     $   33,556    $   3,829   $     406
    Ratio of expenses to average net assets(5)                         0.95%(6)       0.95%        0.95%       0.95%(6)
    Ratio of net investment income to average net assets               3.02%(6)       1.83%        4.54%       5.66%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             0.29%(6)       0.28%        0.25%       0.31%(6)
  Portfolio turnover rate                                               150%           434%         385%        383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the years ended October 31, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                              FOR THE SIX                 FOR THE YEAR
                                                              MONTHS ENDED              ENDED OCTOBER 31,
                                                             APRIL 30, 2004     -----------------------------------
                                                              (UNAUDITED)          2003        2002(1)     2001(2)
                                                             --------------     ----------    ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period                       $         9.84     $     9.42    $   10.33   $   10.26
                                                             --------------     ----------    ---------   ---------
INVESTMENT OPERATIONS
  Net investment lncome                                                0.11           0.26(3)      0.40        0.13
  Net gain (loss) on investments, futures contracts,
    options written and foreign currency related items
    (both realized and unrealized)                                    (0.02)          0.50        (0.91)       0.07
                                                             --------------     ----------    ---------   ---------
      Total from investment operations                                 0.09           0.76        (0.51)       0.20
                                                             --------------     ----------    ---------   ---------
LESS DIVIDENDS
  Dividends from net investment income                                (0.13)         (0.34)       (0.40)      (0.13)
                                                             --------------     ----------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                               $         9.80     $     9.84    $    9.42   $   10.33
                                                             ==============     ==========    =========   =========
      Total return(4)                                                  0.86%          8.11%       (5.02)%      1.96%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $        8,351     $    8,395    $   5,149   $   1,044
    Ratio of expenses to average net assets(5)                         1.70%(6)       1.70%        1.70%       1.70%(6)
    Ratio of net investment income to average net assets               2.27%(6)       2.65%        3.76%       4.87%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             0.29%(6)       0.28%        0.24%       0.32%(6)
  Portfolio turnover rate                                               150%           434%         385%        383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the years ended October 31, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                              FOR THE SIX                 FOR THE YEAR
                                                              MONTHS ENDED              ENDED OCTOBER 31,
                                                             APRIL 30, 2004     -----------------------------------
                                                              (UNAUDITED)          2003        2002(1)     2001(2)
                                                             --------------     ----------    ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period                       $         9.84     $     9.42    $   10.33   $   10.26
                                                             --------------     ----------    ---------   ---------
INVESTMENT OPERATIONS
  Net investment Income                                                0.11           0.24(3)      0.40        0.12
  Net gain (loss) on investments, futures contracts,
    options written and foreign currency related items
    (both realized and unrealized)                                    (0.02)          0.52        (0.91)       0.07
                                                             --------------     ----------    ---------   ---------
      Total from investment operations                                 0.09           0.76        (0.51)       0.19
                                                             --------------     ----------    ---------   ---------
LESS DIVIDENDS
  Dividends from net investment income                                (0.13)         (0.34)       (0.40)      (0.12)
                                                             --------------     ----------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                               $         9.80     $     9.84    $    9.42   $   10.33
                                                             ==============     ==========    =========   =========
      Total return(4)                                                  0.86%          8.11%       (5.03)%      1.89%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                   $        3,870     $    2,381    $   1,033   $     296
    Ratio of expenses to average net assets(5)                         1.70%(6)       1.70%        1.70%       1.70%(6)
    Ratio of net investment income to average net assets               2.27%(6)       2.45%        3.81%       4.82%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             0.29%(6)       0.28%        0.23%       0.33%(6)
  Portfolio turnover rate                                               150%           434%         385%        383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share for the year ended October 31, 2002 on net investment income, net realized and unrealized gains and losses and the ratio of net investment income to average net assets. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, the years ended October 31, 2003 and 2002 and the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Fixed Income Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A shares, Class B shares, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on October 10, 2003, the Fund acquired all of the net assets of the Credit Suisse Investment Grade Bond Fund ("Investment Grade Bond") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 3,055,439 Class A shares (valued at $30,096,186) of the Fund for 2,929,657 Common Class shares of Investment Grade Bond, 41,472 Class A shares (valued at $408,501) of the Fund for 39,772 Class A shares of Investment Grade Bond, 245,688 Class B shares (valued at $2,417,588) of the Fund for 235,344 Class B shares of Investment Grade Bond, and 111,039 Class C shares (valued at $1,092,623) of the Fund for 106,231 Class C shares of Investment Grade Bond. Investment Grade Bond's net assets of $34,014,898 at that date, which included $438,125 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Investment Grade Bond and the Fund immediately before the acquisition were $34,014,898 and $161,952,646, respectively, and the combined net assets of the Fund after the acquisition were $195,967,544.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTION AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2004, the Fund had the following open forward foreign currency contracts:

                                                   FOREIGN CURRENCY
                                     EXPIRATION         TO BE            CONTRACT        CONTRACT       UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT       DATE       PURCHASED/(SOLD)       AMOUNT          VALUE         GAIN(LOSS)
---------------------------------    ----------    ----------------    ------------    ------------    ------------
   European Economic Unit              7/2/04      EURO    (729,000)   $   (878,096)   $   (871,577)   $      6,519
   European Economic Unit              7/2/04      EURO    (705,000)       (851,930)       (842,883)          9,047
   European Economic Unit              7/2/04      EURO    (339,000)       (415,953)       (405,301)         10,652
   British Pound                       7/2/04      L       (474,000)       (864,756)       (836,225)         28,531
   Japanese Yen                        7/2/04      Y     93,025,503         878,096         844,568         (33,528)
   Japanese Yen                        7/2/04      Y     89,537,820         851,930         812,904         (39,026)
   Japanese Yen                        7/2/04      Y    115,500,000       1,110,577       1,048,611         (61,966)
   Japanese Yen                        7/2/04      Y     91,000,000         877,895         826,179         (51,716)
                                                                       ------------    ------------    ------------
                                                                       $    707,763    $    576,276    $   (131,487)
                                                                       ============    ============    ============

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At
April 30, 2004, the Fund had the following open futures contracts:

                                                                                                     UNREALIZED
                                          NUMBER OF   EXPIRATION      CONTRACT        CONTRACT     APPRECIATION/
   FUTURES CONTRACTS                      CONTRACTS      DATE          AMOUNT          VALUE       (DEPRECIATION)
   -----------------------------------    ---------   ----------   -------------   -------------   --------------
   U.S. Treasury Bonds Futures               67        6/21/04     $   7,498,704   $   7,175,281   $     (323,423)
   S&P 500 Index Futures                     15        6/17/04         4,234,305       4,147,875          (86,430)
                                                                   -------------   -------------   --------------
                                                                   $  11,733,009   $  11,323,156   $     (409,853)
                                                                   -------------   -------------   --------------
   U.S. Treasury 5 Year Notes Futures       (30)       6/21/04     $  (3,304,255)  $  (3,298,125)  $        6,130
   U.S. Treasury 10 Year Notes Futures      (43)       6/21/04        (4,754,548)     (4,751,500)           3,048
   U.S. Treasury 2 Year Notes Futures       (31)       6/29/04        (6,600,906)     (6,588,953)          11,953
                                                                   -------------   -------------   --------------
                                                                   $ (14,659,709)  $ (14,638,578)  $       21,131
                                                                   -------------   -------------   --------------
                                                                   $  (2,926,700)  $  (3,315,422)  $     (388,722)
                                                                   =============   =============   ==============

   K) OPTIONS - The Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). The Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

   When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

   Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity/index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. The volatility input assumption is interpolated from the previous day's price. On a weekly basis and at month end, CSAM receives a price indication sheet from the various broker dealers and inputs these prices to update the volatility.

   Transactions in written options for puts and calls for the six months ended April 30, 2004 were as follows:

                                                     NUMBER OF     PREMIUMS
                                                     CONTRACTS     RECEIVED
                                                     ---------    ----------
        Options oustanding at beginning of period           --    $       --
        Options written                                  1,138       827,126
        Options expired                                   (169)      (40,252)
        Options exercised                                 (597)     (330,713)
                                                     ---------    ----------
        Options outstanding at end of period               372    $  456,161
                                                     =========    ==========

   L) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2004 is as follows:

           MARKET VALUE OF                           VALUE OF
          SECURITIES LOANED                     COLLATERAL RECEIVED
          -----------------                     -------------------
            $ 29,035,072                           $ 29,613,378

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   M) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

   The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries.

Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived were $469,278 and $274,675, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $93,856.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

     AVERAGE DAILY NET ASSETS                       ANNUAL RATE
     ------------------------                       -----------
     First $5 billion                    0.050% of average daily net assets
     Next $5 billion                     0.035% of average daily net assets
     Over $10 billion                    0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $73,288.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fee at an annual rate not to exceed 0.75% of the average daily net assets. This fee is currently calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares; prior to April 6, 2003, this fee was calculated at an annual rate of 0.25% of the average daily net assets of the Advisor Class shares. For Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the daily average net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets of the Class B and Class C shares of the Fund. Common Class shares do not bear any distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $79,871, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Fund that it retained $284 from commissions earned on the sale of the Fund's Class A shares.

   For the period November 1, 2003 to March 16, 2004, CSFB received $1,048 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $11,302 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004 and during the six months ended April 30, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

              INVESTMENTS              U.S. GOVERNMENT AND AGENCY OBLIGATIONS
      ----------------------------     --------------------------------------
        PURCHASES        SALES           PURCHASES                  SALES
      -------------  -------------     -------------            -------------
      $ 310,676,809  $ 322,108,259     $ 265,592,083            $ 246,240,532

   In connection with a review of the Fund, CSAM became aware of certain portfolio transactions undertaken on behalf of the Fund with respect to which the Fund paid commissions. Upon further analysis, CSAM believes that such transactions could have been effected in a more efficient manner for the Fund and, as a result, CSAM determined to pay the amount of the commissions, with interest, to the Fund. The payment amount did not have a material effect on the Fund's net asset value per share.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $245,870,344, $2,104,478, $(2,464,845) and $(360,367), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class were as follows:

                                                        COMMON CLASS
                                ------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                 APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                ------------------------------------------------------------
                                   SHARES         VALUE             SHARES         VALUE
                                ------------  -------------      ------------  -------------
Shares sold                          791,961  $   7,897,509         4,007,018  $  39,160,319
Shares issued in reinvestment
  of dividends                       210,011      2,089,006           703,090      6,881,933
Shares redeemed                   (2,308,204)   (22,995,727)      (12,202,771)  (119,362,160)
                                ------------  -------------      ------------  -------------
Net decrease                      (1,306,232) $ (13,009,212)       (7,492,663) $ (73,319,908)
                                ============  =============      ============  =============

                                                       ADVISOR CLASS
                                ------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                 APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                ------------------------------------------------------------
                                   SHARES         VALUE             SHARES         VALUE
                                ------------  -------------      ------------  -------------
Shares sold                            4,741  $      47,322            77,275  $     758,784
Shares issued in reinvestment
  of dividends                        20,814        207,060            71,094        695,886
Shares redeemed                     (193,110)    (1,931,141)         (841,112)    (8,240,192)
                                ------------  -------------      ------------  -------------
Net decrease                        (167,555) $  (1,676,759)         (692,743) $  (6,785,522)
                                ============  =============      ============  =============

                                                          CLASS A
                                ------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                 APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                ------------------------------------------------------------
                                   SHARES         VALUE             SHARES         VALUE
                                ------------  -------------      ------------  -------------
Shares sold                          249,327  $   2,481,833           385,695  $   3,797,257
Shares exchanged due to merger            --             --         3,096,911     30,504,687
Shares issued in reinvestment
  of dividends                        49,637        494,014            20,465        201,028
Shares redeemed                     (514,591)    (5,126,944)         (503,290)    (4,906,649)
                                ------------  -------------      ------------  -------------
Net increase (decrease)             (215,627) $  (2,151,097)        2,999,781  $  29,596,323
                                ============  =============      ============  =============

                                                          CLASS B
                                ------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                 APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                ------------------------------------------------------------
                                   SHARES         VALUE             SHARES         VALUE
                                ------------  -------------      ------------  -------------
Shares sold                           26,213  $     261,555           204,497  $   1,990,205
Shares exchanged due to merger            --             --           245,688      2,417,588
Shares issued in reinvestment
  of dividends                         6,473         64,376            15,648        153,218
Shares redeemed                      (33,517)      (332,720)         (159,616)    (1,567,100)
                                ------------  -------------      ------------  -------------
Net increase (decrease)                 (831) $      (6,789)          306,217  $   2,993,911
                                ============  =============      ============  =============

                                                          CLASS C
                                ------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                 APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                ------------------------------------------------------------
                                   SHARES         VALUE             SHARES         VALUE
                                ------------  -------------      ------------  -------------
Shares sold                          188,324  $   1,873,868           104,608  $   1,024,557
Shares exchanged due to merger            --             --           111,039      1,092,623
Shares issued in reinvestment
  of dividends                         1,165         11,584             2,586         25,271
Shares redeemed                      (36,549)      (365,084)          (85,970)      (841,467)
                                ------------  -------------      ------------  -------------
Net increase                         152,940  $   1,520,368           132,263  $   1,300,984
                                ============  =============      ============  =============

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                 NUMBER OF       APPROXIMATE PERCENTAGE
                              SHAREHOLDERS OF      OUTSTANDING SHARES
                              ---------------    ----------------------
          Common Class              4                     58%
          Advisor Class             1                      7%
          Class A                   4                     53%
          Class B                   2                     15%
          Class C                   2                     63%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FIXED INCOME FUND
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information. We may collect nonpublic information about you from the following sources:

  - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and
  - Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE FIXED INCOME FUND
PROXY VOTING (UNAUDITED)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

  - By calling 1-800-927-2874

  - On the Fund's website, www.csam.com/us

  - On the website of the Securities and Exchange Commission, http://www.sec.gov.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPFIX-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE FIXED INCOME FUND

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: July 6, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date: July 6, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date: July 6, 2004